Investment in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Summary of Investment in Equity Investees

	Equity Interest Owned by the Company
Name of the Equity Investees	At December 31, 2011	At December 31, 2012

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Giant Zhengtu	34.00%	N/A
Juxi Network	41.98%	41.98%
Juxian Network	40.80%	40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E-Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)	10.42%	10.42%
Shanghai Tianju Network Technology Co., Ltd. (“Tianju Network”)	N/A	25.67%

Equity Method Investee
Summary of Investment in Equity Investees

	At December 31, 2011			Increased (decreased) during the year ended December 31, 2012				At December 31, 2012
	Cost of Investments	Share of equity income	Investment in equity investees	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Investment in equity investees	Investment in equity investees
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Tonghua	3,000,000	(1,731,257)	1,268,743	—	(1,268,743)	—	—	3,000,000	(3,000,000)		—	—	—
Beijing Giant Zhengtu (Note 3)	32,769,269	538,265	33,307,534	(32,769,269)	(538,265)	—	—	—	—	—	—	—	—
Juxi Network	6,128,039	(163,888)	5,964,151	—	(2,752,747)	—	(3,211,404)	6,128,039	(2,916,635)	—	(3,211,404)	—	—
Juxian Network	1,319,023	(1,191,127)	127,896	—	(127,896)	—	—	1,319,023	(1,319,023)	—	—	—	—
Yunfeng Fund (1)	317,050,000	(6,318,100)	310,731,900	—	69,135,783	(2,772,085)	—	317,050,000	62,817,683	(2,772,085)	—	377,095,598	60,528,017
Tianju Network	—	—	—	950,000	(289,613)	—	—	950,000	(289,613)	—	—	660,387	105,999
Total	360,266,331	(8,866,107)	351,400,224	(31,819,269)	64,158,519	(2,772,085)	(3,211,404)	328,447,062	55,292,412	(2,772,085)	(3,211,404)	377,755,985	60,634,016

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the “Alibaba Group”), China’s leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.